Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046 713 626 1919 www.invesco.com/us

January 31, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Investment Securities Funds (Invesco Investment Securities Funds)

CIK No. 0000842790

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Fund”) that the Prospectus relating to the Class A, Class C, Class R, Class Y, Class R5, Class R6 of Invesco Oppenheimer Limited-Term Government Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 99 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 99 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on January 27, 2020.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (212) 323-5231 or (adrienne.ruffle@invesco.com).

Very truly yours,

/s/ Adrienne Ruffle

Adrienne Ruffle

Senior Counsel